Cost of sales (Tables)	12 Months Ended
Dec. 31, 2018
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Disclosure Of Detailed Information About Cost Of Sales [Text block]
This item is made up as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2017	For the year ended December 31, 2016
	US$(000)	US$(000)	US$(000)

Materials and supplies	693,316	556,022	496,918
Depreciation and amortization	512,298	456,467	472,997
Labor (a)	357,692	286,058	215,839
Energy	254,243	229,272	229,035
Third parties services	159,514	144,829	100,897
Management Fees	2,743	2,867	2,793
Change in work in process inventory	(8,513)	51,412	(3,789)
Change in finished goods inventory	(5,723)	2,060	(3,951)
Other costs	45,402	39,251	42,301

	2,010,972	1,768,238	1,553,040

(a)
Labor includes an expense of US$60.2 million related to profit sharing for the year ended December 31, 2018 (US$86.4 million for the year ended December 31, 2017 and US$36.8 million for the year ended December 31, 2016).
Additionally, it includes an expense of US$69.0 million related to the Union Agreement bonus payment obtained by workers as part of the new collective labor agreement, which is effective from September 1, 2018, through August 31, 2021.